Shareholder Report, Line Graph (Details) 74200164600_Putnam Large Cap Value Fund_Class R5_TSR Annual {Class R5} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name											Class R5
Accumulated Value	$ 28,977	$ 21,358	$ 20,439	$ 21,021	$ 14,234	$ 14,824	$ 13,216	$ 12,627	$ 10,342	$ 10,000	$ 32,790
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424	10,000	$ 37,343
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	$ 23,269	$ 17,766	$ 17,742	$ 19,077	$ 13,270	$ 14,356	$ 12,909	$ 12,528	$ 10,637	$ 10,000	$ 25,863